Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares authorized	400,000,000	400,000,000
Ordinary share, shares issued	40,617,513	40,617,513
Ordinary share, shares outstanding	40,617,513	40,617,513
Class B Ordinary Shares
Ordinary share, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary share, shares authorized	100,000,000	100,000,000
Ordinary share, shares issued	41,880,000	41,880,000
Ordinary share, shares outstanding	41,880,000	41,880,000